Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 6,121	$ 4,181	$ 18,511	$ 13,866	$ 20,109	$ 12,669
Operating expenses:
Research and development	13,910	8,489	37,815	26,324	36,102	24,379
General and administrative	4,612	4,065	14,139	11,191	18,272	8,694
Total operating expenses	18,522	12,554	51,954	37,515	54,374	33,073
Loss from operations	(12,401)	(8,373)	(33,443)	(23,649)	(34,265)	(20,404)
Other income (expense):
Interest income	56	492	533	1,711	2,070	978
Interest expense						(59)
Other income (expense), net	(6)	(2)	(10)	(5)	(7)	235
Total other income, net	50	490	523	1,706	2,063	1,154
Net loss	(12,351)	(7,883)	(32,920)	(21,943)	(32,202)	(19,250)
Accretion of redeemable convertible preferred stock to redemption value						(984)
Net loss attributable to common stockholders	$ (12,351)	$ (7,883)	$ (32,920)	$ (21,943)	$ (32,202)	$ (20,234)
Net loss per share attributable to common stockholders, basic and diluted	$ (7.03)	$ (4.58)	$ (18.87)	$ (12.94)	$ (18.89)	$ (12.75)
Weighted-average common shares outstanding, basic and diluted	1,758,039	1,722,300	1,744,948	1,696,104	1,704,509	1,586,683
Comprehensive loss:
Net loss	$ (12,351)	$ (7,883)	$ (32,920)	$ (21,943)	$ (32,202)	$ (19,250)
Other comprehensive income (loss):
Unrealized losses on marketable securities, net of tax of $0	(48)	(12)	(15)	(32)	34	(1)
Comprehensive loss	(12,399)	(7,895)	(32,935)	(21,975)	(32,168)	(19,251)
Collaboration Revenue [Member]
Revenue:
Total revenue	$ 6,121	4,050	$ 18,511	13,075	19,318	11,539
Grant Revenue [Member]
Revenue:
Total revenue		$ 131		$ 791	$ 791	$ 1,130